Other financial assets	12 Months Ended
Dec. 31, 2022
Other financial assets
Other financial assets

20       Other financial assets

	At December 31,
	2022	2021
Non-current
Other financial assets at fair value through profit or loss
Equity investments (*)	3,160	3,344
	3,160	3,344
Other financial assets at amortized cost
Related parties (Note 27)	2,954	2,801
Other(**)	810	13,037
	3,764	15,838
	6,924	19,182
Current
Other financial assets at fair value through profit or loss
Corporate Bonds	7,913	9,690
Mutual funds	4,458	8,116
Government securities	313	10,513
Other	108	180
	12,792	28,499
Other financial assets at amortized cost
Related parties (Note 27)	-	9,827
Time Deposits	39,078	20,050
Treasury bills	1,956	-
Other (**)	12,871	16,923
	53,905	46,800
	66,697	75,299

(*) As of December 31, 2022 and 2021 includes equity investments where the Group holds a minor equity interest and does not exert significant influence, mainly TA’s purchase of an 8.16% stake in Firenze Parcheggi S.p.A., a company that manages public parking lots in Florence.

20       Other financial assets (Cont.)

(**) As of December 31, 2022 and 2021 mainly includes restricted cash in the interest payment account established, and to be maintained until November 29, 2023, to perform payments related to fees, expenses and interests of the Senior Secured Guaranteed Notes due 2034 of ACI Airport Sudamérica S.A.U. (see Note 22).

Fair value of other financial assets approximate book value.